Shareholders' equity (deficit) - Additional Information (Detail)				12 Months Ended
	Oct. 12, 2022 EUR (€)	Jul. 01, 2020 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€)	Dec. 31, 2022 EUR (€) € / shares shares	Oct. 12, 2022 $ / shares shares	Dec. 31, 2021 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Stock issued during period, value, new issues			€ 500,000	€ 0.01
Number of shares value outstanding		€ 629,000		767,000		€ 629,000
Share premium				714,177,000		€ 565,192,000
Share issue related cost		7,900,000
Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares | shares					10,905,000
Share issue related cost	€ 7,300,000
Issue of equity	113,400,000
Share Issued Price per Share | $ / shares					$ 10.09
Issued capital [member] | Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Issue of equity	109,000
Share premium [member] | Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Issue of equity	€ 106,100,000
Svb Securities Lic [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Issue of equity				28,000
Svb Securities Lic [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity				€ 20,200,000
Svb Securities Lic [Member] | At The Market Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares | shares				2,800,000
Gross Proceeds From Issue Of Securities				€ 20,800,000
Share issue related cost				€ 600,000
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares				76,670,699		62,926,816
Par value per share | € / shares				€ 0.01		€ 0.01
PIPE Financing [member] | ARYA Merger [Member]
Disclosure of classes of share capital [line items]
Share premium		€ 327,800,000
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares		62,908,617
Par value per share | € / shares		€ 0.01